Stockholders' Equity (Deficit) - 2016 Employee Equity Compensation Plan (Details) - shares		6 Months Ended
	Jan. 07, 2018	Jun. 30, 2018	Jul. 31, 2018	May 03, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life, period	30 months
2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for issuance (shares)		289,059		2,396,315
Contractual life, period		10 years
2016 Plan | Subsequent event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for issuance (shares)			8,000,000
2016 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
2016 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years